5. EQUIPMENT (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
PropertyPlant and Equipment
Cost	$ 710,935	$ 1,049,627
Accumulated Depreciation	533,369	760,684
Net Book Value	177,566	288,943
Office Equipment [Member]
PropertyPlant and Equipment
Cost	81,314	92,057
Accumulated Depreciation	60,877	64,123
Net Book Value	20,437	27,934
Computer Equipment [Member]
PropertyPlant and Equipment
Cost	363,823	459,426
Accumulated Depreciation	290,361	349,636
Net Book Value	73,462	109,790
Field Equipment [Member]
PropertyPlant and Equipment
Cost	217,036	251,604
Accumulated Depreciation	141,797	144,786
Net Book Value	75,239	106,818
Building [Member]
PropertyPlant and Equipment
Cost	48,762	246,540
Accumulated Depreciation	40,334	202,139
Net Book Value	$ 8,428	$ 44,401